Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Jun. 28, 2013	$ 7,893	$ 3	$ (1,012)	$ 2,188	$ (35)	$ 6,749
Beginning Balance, Shares at Jun. 28, 2013		261	(24)
Employee stock plans	155		$ 258	(103)
Employee stock plans, Shares			7
Stock based compensation	156			156
Stock awards assumed in acquisition	25			25
Increase in excess tax benefits from employee stock plans	60			60
Stock Issued During Period, Value, Conversion of Convertible Securities	0
Convertible Note Hedge, Amount	0
Repurchase of common stock	(816)		$ (816)
Repurchase of common stock, shares			(10)
Dividends to shareholders	(295)			5		(300)
Net income (loss)	1,617					1,617
Actuarial pension gains (losses)	(4)				(4)
Net unrealized gain (loss) on foreign exchange contracts	51				51
Ending Balance at Jun. 27, 2014	8,842	$ 3	$ (1,570)	2,331	12	8,066
Ending Balance, Shares at Jun. 27, 2014		261	(27)
Employee stock plans	148		$ 241	(93)
Employee stock plans, Shares			6
Stock based compensation	162			162
Stock awards assumed in acquisition	3			3
Increase in excess tax benefits from employee stock plans	19			19
Stock Issued During Period, Value, Conversion of Convertible Securities	0
Convertible Note Hedge, Amount	0
Repurchase of common stock	(970)		$ (970)
Repurchase of common stock, shares			(10)
Dividends to shareholders	(418)			6		(424)
Net income (loss)	1,465					1,465
Actuarial pension gains (losses)	(2)				(2)
Net unrealized gain (loss) on foreign exchange contracts	(30)				(30)
Ending Balance at Jul. 03, 2015	9,219	$ 3	$ (2,299)	2,428	(20)	9,107
Ending Balance, Shares at Jul. 03, 2015		261	(31)
Employee stock plans	67		$ 191	(124)
Employee stock plans, Shares			5
Stock based compensation	191			191
Stock Issued During Period, Shares, New Issues		49
Stock Issued During Period, Value, Acquisitions	1,764			1,764
Stock awards assumed in acquisition	58			58
Increase in excess tax benefits from employee stock plans	7			7
Stock Issued During Period, Shares, Conversion of Convertible Securities		2
Stock Issued During Period, Value, Conversion of Convertible Securities	94			94
Stock Acquired During Period, Shares, Convertible Securities Hedge			(1)
Convertible Note Hedge, Amount	(70)		$ (70)
Repurchase of common stock	(60)		$ (60)
Repurchase of common stock, shares			(1)
Dividends to shareholders	(490)			11		(501)
Net income (loss)	242
Actuarial pension gains (losses)	(50)				(50)
Foreign currency translation gains (losses)	74				74
Net unrealized gain (loss) on foreign exchange contracts	99				99
Ending Balance at Jul. 01, 2016	$ 11,145	$ 3	$ (2,238)	$ 4,429	$ 103	$ 8,848
Ending Balance, Shares at Jul. 01, 2016		312	(28)